General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Administrative fees (Note 14)	6,547	10,398	8,963
Commercial management fees (Note 14)	5,400	5,400	5,400
Share-based compensation (Note 21)	850	1,034	1,158
Other expenses	2,922	2,922	3,880
Total	15,719	19,754	19,401